Investment Securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 4	Investment Securities

The Company’s
held-to-maturity
investment securities are carried at historical cost, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment. The Company’s available-for-sale
investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity
and
available-for-sale
investment securities at December 31 were as follows:

	2019					2018
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary (a)	Other (b)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary (a)	Other (b)	Fair Value
Held-to-maturity
U.S. Treasury and agencies	$–	$–	$–	$–	$–	$5,102	$2	$–	$(143)	$4,961
Residential agency mortgage-backed securities	–	–	–	–	–	40,920	45	–	(994)	39,971
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	–	–	–	–	1	–	–	1
Other	–	–	–	–	–	5	2	–	–	7
Obligations of state and political subdivisions	–	–	–	–	–	6	1	–	–	7
Obligations of foreign governments	–	–	–	–	–	9	–	–	–	9
Other	–	–	–	–	–	8	–	–	–	8
Total held-to-maturity	$–	$–	$–	$–	$–	$46,050	$51	$–	$(1,137)	$44,964
Available-for-sale
U.S. Treasury and agencies	$19,845	$61	$–	$(67)	$19,839	$19,604	$11	$–	$(358)	$19,257
Mortgage-backed securities
Residential agency	93,903	557	–	(349)	94,111	40,542	120	–	(910)	39,752
Commercial agency	1,482	–	–	(29)	1,453	2	–	–	–	2
Asset-backed securities
Colla teralized de b t obli g ations/Collateralized loan obli g ations	–	1	–	–	1	–	–	–	–	–
Other	375	7	–	–	382	397	6	–	–	403
Obligations of state and political subdivisions	6,499	318	–	(3)	6,814	6,836	37	–	(172)	6,701
Obligations of foreign governments	9	–	–	–	9	–	–	–	–	–
Corporate debt securities	4	–	–	–	4	–	–	–	–	–
Total available-for-sale	$122,117	$944	$–	$(448)	$122,613	$67,381	$174	$–	$(1,440)	$66,115

(a)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.

(b)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

On December 31, 2019, the Company transferred all $43.6 billion of its held-to-maturity
investment securities outstanding to the
available-for-sale
category to reflect its new intent for these securities,
as a result
of

changes to regulatory capital requirements

promulgated in 2019
. In addition, the Company recognized $
141
 million of net unrealized gains on its Consolidated Balance Sheet as a result of the transfer.
Investment securities with a fair value of $8.4 billion at December 31, 2019, and $10.9 billion at December 31, 2018, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by contractual obligation or law. Included in these amounts were securities where the Company and certain counterparties have agreements granting the counterparties the right to sell or pledge the securities. Investment securities securing these types of arrangements had a fair value of $269
m
illion at December 31, 2019, and $2.1 billion at December 31, 2018.

The following table provides information about the amount of interest income from taxable and non-taxable
investment securities:

Year Ended December 31 (Dollars in Millions)	2019	2018	2017
Taxable	$2,680	$2,396	$2,043
Non-taxable	213	220	189
Total interest income from investment securities	$2,893	$2,616	$2,232

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale
investment securities:

Year Ended December 31 (Dollars in Millions)	2019	2018	2017
Realized gains	$99	$30	$75
Realized losses	(26)	–	(18)
Net realized gains (losses)	$73	$30	$57
Income tax (benefit) on net realized gains (losses)	$18	$7	$22

The Company conducts a regular assessment of its investment securities with unrealized losses to determine whether investment securities are other-than-temporarily impaired considering, among other factors, the nature of the investment securities, the credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows of underlying collateral, the existence of any government or agency guarantees, market conditions and whether the Company intends to sell or it is more likely than not the Company will be required to sell the investment securities. The Company determines other-than-temporary impairment recorded inearnings for investment securities not intended to be sold by estimating the future cash flows of each individual investment security, using market information where available, and discounting the cash flows at the original effective rate of the investment security. Other-than-temporary impairment recorded in other comprehensive income (loss) is measured as the difference between that discounted amount and the fair value of each investment security. The total amount of other-than-temporary impairment recorded was immaterial for the years ended December 31, 2019, 2018 and 2017.
At December 31, 2019, certain investment securities had a fair value below amortized cost.

The following table shows the gross unrealized losses and fair value of the Company’s available
-for-sale
investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2019:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury and agencies	$3,869	$(40)	$6,265	$(27)	$10,134	$(67)
Residential agency mortgage-backed securities	16,292	(46)	24,346	(303)	40,638	(349)
Commercial agency mortgage-backed securities	1,453	(29)	–	–	1,453	(29)
Other asset-backed securities	–	–	2	–	2	–
Obligations of state and political subdivisions	365	(3)	–	–	365	(3)
Corporate debt securities	4	–	–	–	4	–
Total investment securities	$21,983	$(118)	$30,613	$(330)	$52,596	$(448)

The Company does not consider these unrealized losses to be credit-related. These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. A substantial portion of investment securities that have unrealized losses are either U.S. Treasury and agencies, agency mortgage-backed or state and political securities. In general, the issuers of the investment securities are contractually prohibitedfrom prepayment at less than par, and the Company did not pay significant purchase premiums for these investment securities. At December 31, 2019, the Company had no plans to sell investment securities with unrealized losses, and believes it is more likely than not it would not be required to sell such investment securities before recovery of their amortized cost.
The following table provides information about the amortized cost, fair value and yield by maturity date of the

available-for-sale
investment securities outstanding at December 31, 2019:

(Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)

U.S. Treasury and Agencies
Maturing in one year or less	$4,243	$4,242	.6	1.61%
Maturing after one year through five years	12,881	12,901	2.4	1.65
Maturing after five years through ten years	2,721	2,696	7.5	1.95
Maturing after ten years	–	–	–	–
Total	$19,845	$19,839	2.7	1.68%

Mortgage-Backed Securities (a)
Maturing in one year or less	$197	$197	.7	2.28%
Maturing after one year through five years	66,940	67,102	3.6	2.30
Maturing after five years through ten years	27,339	27,349	6.0	2.58
Maturing after ten years	909	916	11.4	2.76
Total	$95,385	$95,564	4.4	2.39%

Asset-Backed Securities (a)
Maturing in one year or less	$–	$–	–	—%
Maturing after one year through five years	374	381	3.1	3.09
Maturing after five years through ten years	1	1	6.1	2.56
Maturing after ten years	–	1	15.3	2.41
Total	$375	$383	3.1	3.09%

Obligations of State and Political Subdivisions (b)(c)
Maturing in one year or less	$66	$66	.1	5.81%
Maturing after one year through five years	695	722	3.0	4.50
Maturing after five years through ten years	5,720	6,004	7.1	4.24
Maturing after ten years	18	22	14.0	6.15
Total	$6,499	$6,814	6.6	4.29%

Other
Maturing in one year or less	$13	$13	.3	2.66%
Maturing after one year through five years	–	–	–	–
Maturing after five years through ten years	–	–	–	–
Maturing after ten years	–	–	–	–
Total	$13	$13	.3	2.66%
Total investment securities (d)	$122,117	$122,613	4.2	2.38%

(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.

(b)
Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.

(c)
Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.

(d)	The weighted-average maturity of total available-for-sale and held-to-maturity investment securities was 5.3 years at December 31, 2018, with a corresponding weighted-average yield of 2.52 percent.

(e)
Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity.